Lease (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Future lease Payments under Operating Leases
Future lease payments under operating leases as of December 31, 2020 were as follows:

	For the year ending December 31,
	RMB	US$
2021	7,074	1,084
2022	6,463	990
2023	4,722	724
2024	1,994	306

Total future lease payments	20,253	3,104
Less: imputed interest	1,420	218

Total lease liability balance	18,833	2,886